Income taxes - Components of Current and Deferred Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current tax expense	$ 0	$ 0	$ 0
Deferred tax:
Origination and reversal of temporary differences	6,395	9,199	8,581
Adjustments in respect of prior years	(149)	36	0
Change in unrecognized tax assets	(2,767)	(9,235)	(8,581)
Income tax recovery	$ 3,479	$ 0	$ 0